united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Fair Value

	COMMON STOCK - 97.80%
	AEROSPACE DEFENSE - 0.99%
5,782	Aerojet Rocketdyne Holdings, Inc. *(a)	$258,860

	AGRICULTURE - 1.80%
9,594	Turning Point Brands, Inc.	469,914

	AUTO PARTS & EQUIPMENT - 4.20%
7,708	Allison Transmission Holdings, Inc.	357,266
18,774	Commercial Vehicle Group, Inc.*	150,567
18,004	Meritor, Inc.*	436,597
1,154	WABCO Holdings, Inc.*	153,020
		1,097,450
	BIOTECHNOLOGY - 6.88%
2,298	ANI Pharmaceuticals, Inc. *(a)	188,895
12200	ChemoCentryx, Inc.*	113,460
2,044	Emergent BioSolutions, Inc.*	98,746
6,148	Exelixis, Inc. *	131,383
13,716	Halozyme Therapeutics, Inc. *	235,641
11,802	Innoviva, Inc. *	264,162
2,832	Ionis Pharmaceuticals, Inc. *	182,013
2,107	Ligand Pharmaceuticals, Inc. *(a)	240,514
172,283	Palatin Technologies, Inc.*(a)	199,848
2,830	REGENXBIO, Inc.*	145,377
		1,800,039
	BUILDING MATERIALS - 4.10%
1,765	American Woodmark Corp. *	149,354
9,892	Continental Building Products, Inc. *(a)	262,830
4,864	Patrick Industries, Inc. *(a)	239,260
5,868	Trex Co., Inc. *	420,736
		1,072,180
	CHEMICALS - 0.02%
5,405	A Schulman, Inc. CVR *(b)	5,675

	COMMERCIAL SERVICES - 10.31%
4,576	AMN Healthcare Services, Inc. *	248,248
4,388	Barrett Business Services, Inc.	362,449
4,002	Brink's Co.	324,882
6,046	Forrester Research, Inc. (a)	284,343
10,092	Harsco Corp. *	276,924
3,335	Insperity, Inc.	407,337
1,055	Morningstar, Inc.	152,595
21,851	PFSweb, Inc.*	88,497
4,148	Robert Half International, Inc.	236,477
4,623	TriNet Group, Inc. *	313,439
		2,695,191
	COMPUTERS - 7.09%
6,729	Carbonite, Inc. *	175,223
3,043	EPAM Systems, Inc. *	526,743
2,882	ExlService Holdings, Inc. *	190,587
4,571	MAXIMUS, Inc.	331,580
16,877	PlayAGS, Inc. *(a)	328,258
6,474	TTEC Holdings, Inc.	301,624
		1,854,015

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares		Fair Value

	COMMON STOCK - 97.80% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 5.09%
3,201	Evercore, Inc.	$283,513
3,492	LPL Financial Holdings, Inc.	284,842
6,261	Moelis & Co.	218,822
9,509	Silvercrest Asset Management Group, Inc.	133,411
10,215	Virtu Financial, Inc. (a)	222,483
3,733	WageWorks, Inc.*	189,599
		1,332,670
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.23%
4,650	Generac Holdings, Inc. *	322,757

	ELECTRONICS - 0.57%
2,667	Advanced Energy Industries, Inc.*	150,072

	ENERGY - ALTERNATE SOURCES - 0.84%
8,889	TPI Composites, Inc. *	219,736

	ENGINEERING & CONSTRUCTION - 0.59%
4,100	MYR Group, Inc.*	153,135

	ENTERTAINMENT - 4.52%
22,655	Everi Holdings, Inc. *	270,274
4,879	Live Nation Entertainment, Inc. *	323,234
9,000	SeaWorld Entertainment, Inc. *	279,000
1,394	Vail Resorts, Inc.	311,113
		1,183,621
	FOOD - 1.00%
241	Nathan's Famous, Inc.	18,827
3,450	Performance Food Group Co.*	138,103
5,595	Sprouts Farmers Market, Inc.*	105,690
		262,620
	HEALTHCARE - PRODUCTS - 11.00%
168	Atrion Corp	143,260
1,337	Bio-Techne Corp.	278,751
1,630	Cantel Medical Corp. (a)	131,443
9,155	Cutera, Inc.*	190,241
5,134	Genomic Health, Inc. *	298,645
7,629	Globus Medical, Inc. *	322,707
5,035	iRadimed Corp. *(a)	102,966
5,430	LeMaitre Vascular, Inc.	151,932
3,554	Masimo Corp. *	528,906
2,295	NuVasive, Inc. *	134,349
2,194	Quidel Corp.*(a)	130,148
7,128	Surmodics, Inc. *	307,716
5,108	Varex Imaging Corp. *	156,560
		2,877,624

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares		Fair Value

	COMMON STOCK - 97.80% (Continued)
	HEALTHCARE - SERVICES - 4.73%
982	Amedisys, Inc.*	$119,225
435	Chemed Corp.	156,965
4,349	Encompass Health Corp.	275,553
2,627	Ensign Group, Inc.	149,529
2,068	Medpace Holdings, Inc. *	135,288
1,943	Providence Service Corp.*	111,412
8,561	Select Medical Holdings Corp.*(a)	135,863
1,249	US Physical Therapy, Inc. (a)	153,090
		1,236,925
	HOME FURNISHINGS - 0.85%
5,474	Sleep Number Corp. *	221,095

	HOUSEWARES - 1.08%
4,203	Toro Co.	281,181

	INSURANCE - 0.82%
8,282	Health Insurance Innovations, Inc. *(a)	214,669

	INTERNET - 4.99%
23,525	Endurance International Group Holdings, Inc. *(a)	112,920
3,944	GoDaddy, Inc. *	276,672
23,680	Groupon, Inc. *	84,774
2,862	Match Group, Inc. (a)	192,527
7,781	NIC, Inc.	124,807
4,788	Shutterstock, Inc.	187,642
692	Stamps.com, Inc. *	31,327
32,391	Zix Corp. *	294,434
		1,305,103
	LEISURE TIME - 0.90%
2,573	Polaris Industries, Inc.	234,735

	MACHINERY - DIVERSIFIED - 0.55%
6,128	Ichor Holdings Ltd.*(a)	144,866

	MISCELLANEOUS MANUFACTURING - 2.59%
2,433	Chase Corp.	261,888
3,072	Hillenbrand, Inc.	121,559
15,211	Myers Industries, Inc.	293,116
		676,563
	OIL & GAS - 0.30%
671	Isramco, Inc. *	79,514

	PACKAGING & CONTAINERS - 0.94%
2,572	Packaging Corp. of America	245,163

	PHARMACEUTICALS - 5.19%
3,491	BioSpecifics Technologies Corp. *	208,448
3,388	Eagle Pharmaceuticals, Inc.*	188,644
1,474	Enanta Pharmaceuticals, Inc. *	124,376
1,962	Neurocrine Biosciences, Inc. *(a)	165,652
19,631	SIGA Technologies, Inc.*	111,504
7,010	Supernus Pharmaceuticals, Inc. *	231,961
4,106	USANA Health Sciences, Inc. *(a)	326,140
		1,356,725
Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares		Fair Value

	COMMON STOCK - 97.80% (Continued)
	REAL ESTATE - 0.49%
2,700	RMR Group, Inc.	$126,846

	RETAIL - 3.10%
5,611	BJ's Restaurants, Inc. (a)	246,547
4,073	Cheesecake Factory, Inc. (a)	178,072
3,808	Nordstrom, Inc.	121,323
2,299	RH *(a)	265,764
		811,706
	SOFTWARE - 9.81%
1,713	Blackbaud, Inc. (a)	143,036
4,005	Black Knight, Inc. *	240,901
10,349	Cision Ltd. *	121,394
2,339	Ebix, Inc. (a)	117,465
4,708	Envestnet, Inc. *	321,886
2,177	Fair Isaac Corp. *	683,621
13,410	Immersion Corp. *	102,050
2,337	j2 Global, Inc. (a)	207,736
1,594	Jack Henry & Associates, Inc.	213,468
9,517	Progress Software Corp.	415,132
		2,566,689
	TELECOMMUNICATIONS - 0.34%
4,999	GTT Communications, Inc. *(a)	87,982

	TRANSPORTATION - 0.89%
2,160	Landstar System, Inc.	233,258

	TOTAL COMMON STOCK (Cost $19,010,203)	25,578,579

	SHORT-TERM INVESTMENT - 16.60%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 16.60%
4,341,278	Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (c)(d)	$4,341,278
	TOTAL SHORT-TERM INVESTMENT (Cost $4,341,278)	4,341,278

	TOTAL INVESTMENTS - 114.40% (Cost $25,029,481)	$29,919,857
	LIABILITIES IN EXCESS OF OTHER ASSETS- NET - (14.40) %	(3,766,500)
	TOTAL NET ASSETS - 100.00%	$26,153,357

CVR - Contingent value rights.
LLC - Limited Limited Company
* Non-Income producing security.
(a) All or a portion of the security is out on loan at June 30, 2019. Total loaned securities had a market value of $4,295,792 at June 30, 2019.
(b) Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
(c) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2019. Total collateral had a market value of $4,341,278 at June 30, 2019.
(d) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2019.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks			$25,578,579	$-	$-	$25,578,579
Investment Purchased as Securities Lending Collateral			4,341,278	-	-	4,341,278
Total			$29,919,857	$-	$-	$29,919,857

The Fund did not hold any Level 3 securities during the period.

Security Loans – The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$23,350,203	$7,174,514	$(604,860)	$6,569,654

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/26/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/26/2019